Investments	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Investments

4. Investments

On February 19, 2026, the Company acquired a 20.0% equity interest in Sarborg, a Cayman Islands-based related party, for total consideration of $123 million. Total consideration consisted of 2,392 shares of the Company’s Common Stock, pre-funded warrants to purchase up to 439,915 shares of the Company’s Common Stock and $8 million of cash, payable upon the Company raising no less than $20 million through the use of an at-the-market facility program (the “Sales Agreement”). The Company expects to raise the $20 million and pay the investors of Sarborg the $8 million cash consideration within the next 12 months, subject to equity market conditions and the trading of the Company’s Common Stock.

The pre-funded warrants portion of the consideration transferred have an exercise price of $0.025 per share, subject to adjustment as set forth therein and may not be exercised until such time as the Company obtains the requisite approval from its stockholders in accordance with applicable Nasdaq rules and requirements, including approval for the issuance of the pre-funded warrant shares upon exercise of the pre-funded warrants, as a whole and in the aggregate, in excess of 19.99% of the Common Stock or the voting power that was outstanding on the date of the Securities Purchase Agreement. On March 19, 2026, all 439,915 of the pre-funded warrants were exercised through a cashless exercise into 439,821 shares of the Company’s Common Stock. See Note 16 for further discussion of the pre-funded warrants issued to the investors of Sarborg.

The Company determined that it does have the ability to exercise significant influence over Sarborg through its ownership interest and participation in certain strategic and operating decisions and, accordingly, accounts for this investment under the equity method of accounting in accordance with ASC 323. The Company will account for the investment at its carrying value less any impairment.

For the three and six months ended June 30, 2026, the Company recognized a loss of $0.1 million and $0.2 million, respectively, representing its proportionate share of Sarborg’s results of operations during the three and six months ended June 30, 2026. As of June 30, 2026, the carrying value of the Company’s investment in Sarborg was approximately $122.8 million.

The Company evaluated the equity method investment for impairment as of June 30, 2026, and determined that the decline in the Company’s share price triggered that an impairment indicator was present. Based on the impairment indicator present, the Company evaluated Sarborg for impairment and determined there were no factors present at Sarborg that would indicate an impairment existed as of June 30, 2026. Furthermore, during the six months ended June 30, 2026, Sarborg sold shares to a third party investor at a per share value in excess of the Company’s cost basis in the shares of Sarborg. The Company will continue to periodically assess the equity method investment for impairment and record an impairment if deemed necessary in accordance with ASC 323.

Subsequent to the Company’s review of the transactions and financial statements for the six months ended June 30, 2026, and in conjunction with discussions with the Company’s auditors, management determined that the accounting treatment for the Sarborg transaction requires the filing of Sarborg’s historical financial statements pursuant to applicable SEC reporting requirements. The Company intends to file such historical financial statements in an amendment to the Company’s Current Report on Form 8-K filed on February 24, 2026, and Current Report on Form 8-K filed on July 31, 2026, as promptly as practicable.

The investment in Sarborg has been accounted for using the equity method as follows:

June 30, 2026
Balance as of April 1, 2026	$122,932
Loss on equity investment in Sarborg	(86)
Impairment on equity investment in Sarborg	-
Balance as of June 30, 2026	$122,846

June 30, 2026
Balance as of December 31, 2025	$-
Investment in Sarborg	123,000
Loss on equity investment in Sarborg	(154)
Impairment on equity investment in Sarborg	-
Balance as of June 30, 2026	$122,846

The following table presents the summarized financial information for Sarborg:

June 30, 2026
Current assets	$372
Non-current assets	$65,035
Total assets	$65,407

Current liabilities	$395
Non-current liabilities	195
Total liabilities	$590

Net assets	$64,817
Company share of net assets	$12,963

Revenue	$641
Net loss	$(768)
Company share of net loss	$(154)